PROVISIONS (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	SFr 116.9	SFr 71.8
Provisions made during the period	4.0	60.4
Change in present value	2.4	2.5
Provisions used during the period	(54.6)	(17.8)
Other provisions at end of period	68.7	116.9
Thereof current	4.7	52.8
Thereof non-current	SFr 64.0	64.1
Provisions, expected term	12 months
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	SFr 64.1	61.4
Provisions made during the period	2.1	2.0
Change in present value	2.4	2.5
Provisions used during the period	(4.6)	(1.8)
Other provisions at end of period	64.0	64.1
Thereof current	0.0	0.0
Thereof non-current	64.0	64.1
Restructuring obligations
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	22.9	10.4
Provisions made during the period	1.9	28.5
Change in present value	0.0	0.0
Provisions used during the period	(20.1)	(16.0)
Other provisions at end of period	4.7	22.9
Thereof current	4.7	22.9
Thereof non-current	0.0	0.0
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	29.9	0.0
Provisions made during the period	0.0	29.9
Change in present value	0.0	0.0
Provisions used during the period	(29.9)	0.0
Other provisions at end of period	0.0	29.9
Thereof current	0.0	29.9
Thereof non-current	SFr 0.0	SFr 0.0